Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	3,369	4,763
Derivative financial assets – net of current portion	1	140
Current portion of derivative financial assets	41	183
Total	3,411	5,086

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2019 and 2018:

	2019
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances at beginning of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503
Provisions (Note 5)	418	2,725	211	661	(2)	64	1	12	10	(29)	638	3,433	4,071
Reclassifications and reversals	(366)	793	(80)	201	—	(604)	—	—	(3)	4	(449)	394	(55)
Write-offs	(12)	(2,683)	(1)	(895)	—	—	—	—	—	(13)	(13)	(3,591)	(3,604)
Translation adjustments	(7)	—	(1)	(3)	—	—	—	—	—	—	(8)	(3)	(11)
Balances at end of the year	926	9,766	732	3,870	3	374	4	86	98	1,045	1,763	15,141	16,904

	2018
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances at beginning of the year (as restated)	787	7,925	474	3,212	7	925	1	75	147	1,206	1,416	13,343	14,759
Provisions (Note 5)	20	3,109	172	820	44	(13)	2	2	9	27	247	3,945	4,192
Reclassifications and reversals	86	6	(48)	201	(46)	2	—	(3)	(5)	(146)	(13)	60	47
Business combination/dissolution	—	—	—	—	—	—	—	—	(57)	—	(57)	—	(57)
Write-offs	—	(2,109)	—	(328)	—	—	—	—	(3)	(4)	(3)	(2,441)	(2,444)
Translation adjustments	—	—	5	1	—	—	—	—	—	—	5	1	6
Balances at end of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503

Trade receivables [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

As at December 31, 2019 and 2018, this account consists of receivables from:

	2019	2018
	(in million pesos)
Retail subscribers (Note 28)	17,178	19,444
Corporate subscribers (Note 28)	13,005	11,073
Foreign administrations (Note 28)	1,896	4,225
Domestic carriers (Note 28)	889	270
Dealers, agents and others (Note 28)	6,372	5,547
	39,340	40,559
Less allowance for expected credit losses	16,904	16,503
	22,436	24,056